Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED NOVEMBER 23, 2016 TO THE

PROSPECTUS DATED FEBRUARY 29, 2016, AS REVISED MAY 16, 2016

PowerShares Global Short Term High Yield Bond Portfolio

Effective as of the close of markets on November 30, 2016, the section of the prospectus on page 34, titled “PowerShares Global Short Term High Yield Bond Portfolio—Summary Information—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

“The Fund generally will invest at least 80% of its total assets in U.S. and foreign short-term, non-investment grade bonds included in the Underlying Index, all of which are denominated in U.S. dollars. Strictly in accordance with its guidelines and mandated procedures, Deutsche Bank Securities Inc. (“DB” or the “Index Provider”) selects such bonds issued by corporations, as well as sovereign, sub-sovereign or quasi-government entities, from a universe of eligible securities for inclusion in the Underlying Index that: (i) are denominated in U.S. dollars; (ii) are rated below “investment grade” (i.e., have a “composite rating” from DB of no greater than “BB+” ); (iii) has not been marked as defaulted by any rating agency; (iv) have three years or less to maturity; (v) have a minimum amount outstanding of at least $250 million; and (vi) have a fixed coupon.

Eligible bonds must be rated by at least one of Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings Inc. (“Fitch”). DB converts all available ratings for each bond into a numerical score, and then calculates an average score for each bond from those available ratings that corresponds to DB’s “composite rating” system.

The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.”

PowerShares Global Short Term High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED NOVEMBER 23, 2016 TO THE

PROSPECTUS DATED FEBRUARY 29, 2016, AS REVISED MAY 16, 2016

PowerShares Global Short Term High Yield Bond Portfolio

Effective as of the close of markets on November 30, 2016, the section of the prospectus on page 34, titled “PowerShares Global Short Term High Yield Bond Portfolio—Summary Information—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

“The Fund generally will invest at least 80% of its total assets in U.S. and foreign short-term, non-investment grade bonds included in the Underlying Index, all of which are denominated in U.S. dollars. Strictly in accordance with its guidelines and mandated procedures, Deutsche Bank Securities Inc. (“DB” or the “Index Provider”) selects such bonds issued by corporations, as well as sovereign, sub-sovereign or quasi-government entities, from a universe of eligible securities for inclusion in the Underlying Index that: (i) are denominated in U.S. dollars; (ii) are rated below “investment grade” (i.e., have a “composite rating” from DB of no greater than “BB+” ); (iii) has not been marked as defaulted by any rating agency; (iv) have three years or less to maturity; (v) have a minimum amount outstanding of at least $250 million; and (vi) have a fixed coupon.

Eligible bonds must be rated by at least one of Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings Inc. (“Fitch”). DB converts all available ratings for each bond into a numerical score, and then calculates an average score for each bond from those available ratings that corresponds to DB’s “composite rating” system.

The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.”